Report of Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details) - economic_scenario	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios	4
Consensus upside scenario | UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	11.30%	10.80%
Consensus upside scenario | UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.50%	3.10%
House prices (annual average growth rate, %)	24.20%	13.00%
Inflation (annual average growth rate, %)	1.40%	1.30%
Central bank policy rate (annual average, %)	3.60%	3.70%
Consensus upside scenario | US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	13.60%	14.30%
Consensus upside scenario | US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.60%	3.10%
House prices (annual average growth rate, %)	23.60%	21.90%
Inflation (annual average growth rate, %)	1.60%	1.40%
Central bank policy rate (annual average, %)	3.60%	3.70%
Consensus upside scenario | Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	21.40%	21.80%
Consensus upside scenario | Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	2.90%	2.40%
House prices (annual average growth rate, %)	25.30%	17.90%
Inflation (annual average growth rate, %)	(0.10%)	0.30%
Central bank policy rate (annual average, %)	4.00%	4.10%
Consensus upside scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	27.50%	30.40%
Consensus upside scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	4.90%	4.80%
House prices (annual average growth rate, %)	9.80%	19.70%
Inflation (annual average growth rate, %)	(1.00%)	0.60%
Central bank policy rate (annual average, %)	2.70%	3.10%
Consensus upside scenario | France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	8.90%	10.40%
Consensus upside scenario | France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.40%	6.20%
House prices (annual average growth rate, %)	22.80%	19.60%
Inflation (annual average growth rate, %)	0.10%	1.50%
Central bank policy rate (annual average, %)	1.40%	2.60%
Consensus upside scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	28.90%	30.70%
Consensus upside scenario | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	2.20%	2.00%
House prices (annual average growth rate, %)	26.10%	34.20%
Inflation (annual average growth rate, %)	0.60%	1.40%
Central bank policy rate (annual average, %)	3.60%	3.70%
Consensus upside scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	13.60%	17.80%
Consensus upside scenario | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.00%	2.40%
House prices (annual average growth rate, %)	31.70%	30.60%
Inflation (annual average growth rate, %)	3.10%	2.70%
Central bank policy rate (annual average, %)	7.60%	7.80%
Consensus downside scenario | UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(1.00%)	(1.00%)
Consensus downside scenario | UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.10%	6.40%
House prices (annual average growth rate, %)	(4.50%)	(12.00%)
Inflation (annual average growth rate, %)	3.40%	4.10%
Central bank policy rate (annual average, %)	5.00%	5.70%
Consensus downside scenario | US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(0.60%)	(1.40%)
Consensus downside scenario | US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	5.30%	5.60%
House prices (annual average growth rate, %)	(0.20%)	(1.30%)
Inflation (annual average growth rate, %)	4.50%	3.50%
Central bank policy rate (annual average, %)	4.80%	5.60%
Consensus downside scenario | Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(4.50%)	(1.60%)
Consensus downside scenario | Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	5.10%	4.70%
House prices (annual average growth rate, %)	(1.90%)	(9.60%)
Inflation (annual average growth rate, %)	3.10%	3.80%
Central bank policy rate (annual average, %)	5.20%	6.00%
Consensus downside scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(2.50%)	(1.50%)
Consensus downside scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.90%	6.90%
House prices (annual average growth rate, %)	(12.80%)	(7.10%)
Inflation (annual average growth rate, %)	2.00%	3.50%
Central bank policy rate (annual average, %)	3.00%	3.20%
Consensus downside scenario | France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(0.60%)	(0.30%)
Consensus downside scenario | France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.30%	8.50%
House prices (annual average growth rate, %)	(0.30%)	(1.20%)
Inflation (annual average growth rate, %)	2.60%	3.80%
Central bank policy rate (annual average, %)	3.20%	4.20%
Consensus downside scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	0.30%	1.40%
Consensus downside scenario | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.40%	3.70%
House prices (annual average growth rate, %)	(0.40%)	0.30%
Inflation (annual average growth rate, %)	2.80%	3.00%
Central bank policy rate (annual average, %)	4.80%	5.70%
Consensus downside scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(2.10%)	(0.30%)
Consensus downside scenario | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	4.10%	3.50%
House prices (annual average growth rate, %)	2.10%	1.20%
Inflation (annual average growth rate, %)	7.40%	6.50%
Central bank policy rate (annual average, %)	11.50%	12.00%
Downside 2 scenario | UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(9.10%)	(8.80%)
Downside 2 scenario | UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.40%	8.40%
House prices (annual average growth rate, %)	(27.20%)	(30.20%)
Inflation (annual average growth rate, %)	10.10%	10.10%
Central bank policy rate (annual average, %)	5.50%	6.00%
Downside 2 scenario | US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(4.10%)	(4.60%)
Downside 2 scenario | US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	9.30%	9.30%
House prices (annual average growth rate, %)	(15.80%)	(14.70%)
Inflation (annual average growth rate, %)	4.90%	4.80%
Central bank policy rate (annual average, %)	5.50%	6.10%
Downside 2 scenario | Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(10.10%)	(8.20%)
Downside 2 scenario | Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	7.10%	6.40%
House prices (annual average growth rate, %)	(34.40%)	(32.80%)
Inflation (annual average growth rate, %)	3.60%	4.10%
Central bank policy rate (annual average, %)	5.90%	6.40%
Downside 2 scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(8.70%)	(6.40%)
Downside 2 scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	7.10%	7.00%
House prices (annual average growth rate, %)	(30.50%)	(25.50%)
Inflation (annual average growth rate, %)	3.80%	4.10%
Central bank policy rate (annual average, %)	3.50%	4.10%
Downside 2 scenario | France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(7.90%)	(6.60%)
Downside 2 scenario | France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	10.40%	10.20%
House prices (annual average growth rate, %)	(14.00%)	(14.50%)
Inflation (annual average growth rate, %)	7.60%	8.60%
Central bank policy rate (annual average, %)	4.20%	5.20%
Downside 2 scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(6.80%)	(4.90%)
Downside 2 scenario | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	5.00%	4.30%
House prices (annual average growth rate, %)	(13.20%)	(2.90%)
Inflation (annual average growth rate, %)	3.70%	3.50%
Central bank policy rate (annual average, %)	5.60%	6.10%
Downside 2 scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(10.50%)	(8.10%)
Downside 2 scenario | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	5.60%	4.90%
House prices (annual average growth rate, %)	2.00%	1.20%
Inflation (annual average growth rate, %)	7.90%	7.00%
Central bank policy rate (annual average, %)	12.10%	12.70%